Distribution Date:	09/15/23	BANK 2019-BNK23
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK23
Revision - September 2023
The servicer is revising the September 2023 Distribution to include a paydown on loan 310945075.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541RAY9	1.975000%	14,000,000.00	4,415,515.11	2,007,327.54	7,267.20	0.00	0.00	2,014,594.74	2,408,187.57	30.29%	30.00%
A-SB	06541RAZ6	2.846000%	27,500,000.00	27,500,000.00	0.00	65,220.83	0.00	0.00	65,220.83	27,500,000.00	30.29%	30.00%
A-2	06541RBA0	2.669000%	325,000,000.00	325,000,000.00	0.00	722,854.17	0.00	0.00	722,854.17	325,000,000.00	30.29%	30.00%
A-3	06541RBB8	2.920000%	489,369,000.00	489,369,000.00	0.00	1,190,797.90	0.00	0.00	1,190,797.90	489,369,000.00	30.29%	30.00%
A-S	06541RBE2	3.203000%	128,381,000.00	128,381,000.00	0.00	342,670.29	0.00	0.00	342,670.29	128,381,000.00	19.69%	19.50%
B	06541RBF9	3.455000%	56,548,000.00	56,548,000.00	0.00	162,811.12	0.00	0.00	162,811.12	56,548,000.00	15.02%	14.88%
C	06541RBG7	3.622684%	53,492,000.00	53,492,000.00	0.00	161,487.18	0.00	0.00	161,487.18	53,492,000.00	10.60%	10.50%
D	06541RAJ2	2.500000%	32,095,000.00	32,095,000.00	0.00	66,864.58	0.00	0.00	66,864.58	32,095,000.00	7.95%	7.88%
E	06541RAL7	2.500000%	22,926,000.00	22,926,000.00	0.00	47,762.50	0.00	0.00	47,762.50	22,926,000.00	6.06%	6.00%
F	06541RAN3	2.750000%	22,925,000.00	22,925,000.00	0.00	52,536.46	0.00	0.00	52,536.46	22,925,000.00	4.16%	4.13%
G	06541RAQ6	2.750000%	12,226,000.00	12,226,000.00	0.00	28,017.92	0.00	0.00	28,017.92	12,226,000.00	3.15%	3.13%
H*	06541RAS2	2.750000%	38,209,293.00	38,209,293.00	0.00	87,562.96	0.00	0.00	87,562.96	38,209,293.00	0.00%	0.00%
RR Interest	N/A	3.622684%	64,351,120.72	63,846,674.12	105,648.82	192,746.94	0.00	0.00	298,395.76	63,741,025.30	0.00%	0.00%
V	06541RAV5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541RAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,287,022,413.72	1,276,933,482.23	2,112,976.36	3,128,600.05	0.00	0.00	5,241,576.41	1,274,820,505.87

X-A	06541RBC6	0.806411%	855,869,000.00	846,284,515.11	0.00	568,711.05	0.00	0.00	568,711.05	844,277,187.57
X-B	06541RBD4	0.265755%	238,421,000.00	238,421,000.00	0.00	52,801.37	0.00	0.00	52,801.37	238,421,000.00
X-D	06541RAA1	1.122684%	55,021,000.00	55,021,000.00	0.00	51,476.00	0.00	0.00	51,476.00	55,021,000.00
X-F	06541RAC7	0.872684%	22,925,000.00	22,925,000.00	0.00	16,671.90	0.00	0.00	16,671.90	22,925,000.00
X-G	06541RAE3	0.872684%	12,226,000.00	12,226,000.00	0.00	8,891.20	0.00	0.00	8,891.20	12,226,000.00
X-H	06541RAG8	0.872684%	38,209,293.00	38,209,293.00	0.00	27,787.20	0.00	0.00	27,787.20	38,209,293.00
Notional SubTotal			1,222,671,293.00	1,213,086,808.11	0.00	726,338.72	0.00	0.00	726,338.72	1,211,079,480.57

Deal Distribution Total					2,112,976.36	3,854,938.77	0.00	0.00	5,967,915.13

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541RAY9	315.39393643	143.38053857	0.51908571	0.00000000	0.00000000	0.00000000	0.00000000	143.89962429	172.01339786
A-SB	06541RAZ6	1,000.00000000	0.00000000	2.37166655	0.00000000	0.00000000	0.00000000	0.00000000	2.37166655	1,000.00000000
A-2	06541RBA0	1,000.00000000	0.00000000	2.22416668	0.00000000	0.00000000	0.00000000	0.00000000	2.22416668	1,000.00000000
A-3	06541RBB8	1,000.00000000	0.00000000	2.43333333	0.00000000	0.00000000	0.00000000	0.00000000	2.43333333	1,000.00000000
A-S	06541RBE2	1,000.00000000	0.00000000	2.66916670	0.00000000	0.00000000	0.00000000	0.00000000	2.66916670	1,000.00000000
B	06541RBF9	1,000.00000000	0.00000000	2.87916673	0.00000000	0.00000000	0.00000000	0.00000000	2.87916673	1,000.00000000
C	06541RBG7	1,000.00000000	0.00000000	3.01890339	0.00000000	0.00000000	0.00000000	0.00000000	3.01890339	1,000.00000000
D	06541RAJ2	1,000.00000000	0.00000000	2.08333323	0.00000000	0.00000000	0.00000000	0.00000000	2.08333323	1,000.00000000
E	06541RAL7	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06541RAN3	1,000.00000000	0.00000000	2.29166674	0.00000000	0.00000000	0.00000000	0.00000000	2.29166674	1,000.00000000
G	06541RAQ6	1,000.00000000	0.00000000	2.29166694	0.00000000	0.00000000	0.00000000	0.00000000	2.29166694	1,000.00000000
H	06541RAS2	1,000.00000000	0.00000000	2.29166658	0.00000000	1.13340935	0.00000000	0.00000000	2.29166658	1,000.00000000
RR Interest	N/A	992.16102852	1.64175571	2.99523828	0.00000000	0.03608453	0.00000000	0.00000000	4.63699399	990.51927281
V	06541RAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541RAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541RBC6	988.80145806	0.00000000	0.66448376	0.00000000	0.00000000	0.00000000	0.00000000	0.66448376	986.45609032
X-B	06541RBD4	1,000.00000000	0.00000000	0.22146275	0.00000000	0.00000000	0.00000000	0.00000000	0.22146275	1,000.00000000
X-D	06541RAA1	1,000.00000000	0.00000000	0.93557006	0.00000000	0.00000000	0.00000000	0.00000000	0.93557006	1,000.00000000
X-F	06541RAC7	1,000.00000000	0.00000000	0.72723664	0.00000000	0.00000000	0.00000000	0.00000000	0.72723664	1,000.00000000
X-G	06541RAE3	1,000.00000000	0.00000000	0.72723704	0.00000000	0.00000000	0.00000000	0.00000000	0.72723704	1,000.00000000
X-H	06541RAG8	1,000.00000000	0.00000000	0.72723670	0.00000000	0.00000000	0.00000000	0.00000000	0.72723670	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/23 - 08/30/23	30	0.00	7,267.20	0.00	7,267.20	0.00	0.00	0.00	7,267.20	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	65,220.83	0.00	65,220.83	0.00	0.00	0.00	65,220.83	0.00
A-2	08/01/23 - 08/30/23	30	0.00	722,854.17	0.00	722,854.17	0.00	0.00	0.00	722,854.17	0.00
A-3	08/01/23 - 08/30/23	30	0.00	1,190,797.90	0.00	1,190,797.90	0.00	0.00	0.00	1,190,797.90	0.00
X-A	08/01/23 - 08/30/23	30	0.00	568,711.05	0.00	568,711.05	0.00	0.00	0.00	568,711.05	0.00
X-B	08/01/23 - 08/30/23	30	0.00	52,801.37	0.00	52,801.37	0.00	0.00	0.00	52,801.37	0.00
X-D	08/01/23 - 08/30/23	30	0.00	51,476.00	0.00	51,476.00	0.00	0.00	0.00	51,476.00	0.00
X-F	08/01/23 - 08/30/23	30	0.00	16,671.90	0.00	16,671.90	0.00	0.00	0.00	16,671.90	0.00
X-G	08/01/23 - 08/30/23	30	0.00	8,891.20	0.00	8,891.20	0.00	0.00	0.00	8,891.20	0.00
X-H	08/01/23 - 08/30/23	30	0.00	27,787.20	0.00	27,787.20	0.00	0.00	0.00	27,787.20	0.00
A-S	08/01/23 - 08/30/23	30	0.00	342,670.29	0.00	342,670.29	0.00	0.00	0.00	342,670.29	0.00
B	08/01/23 - 08/30/23	30	0.00	162,811.12	0.00	162,811.12	0.00	0.00	0.00	162,811.12	0.00
C	08/01/23 - 08/30/23	30	0.00	161,487.18	0.00	161,487.18	0.00	0.00	0.00	161,487.18	0.00
D	08/01/23 - 08/30/23	30	0.00	66,864.58	0.00	66,864.58	0.00	0.00	0.00	66,864.58	0.00
E	08/01/23 - 08/30/23	30	0.00	47,762.50	0.00	47,762.50	0.00	0.00	0.00	47,762.50	0.00
F	08/01/23 - 08/30/23	30	0.00	52,536.46	0.00	52,536.46	0.00	0.00	0.00	52,536.46	0.00
G	08/01/23 - 08/30/23	30	0.00	28,017.92	0.00	28,017.92	0.00	0.00	0.00	28,017.92	0.00
H	08/01/23 - 08/30/23	30	43,207.75	87,562.96	0.00	87,562.96	0.00	0.00	0.00	87,562.96	43,306.77
RR Interest	08/01/23 - 08/30/23	30	2,315.09	192,746.94	0.00	192,746.94	0.00	0.00	0.00	192,746.94	2,322.08
Totals			45,522.84	3,854,938.77	0.00	3,854,938.77	0.00	0.00	0.00	3,854,938.77	45,628.85

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	Additional Information
Total Available Distribution Amount (1)	5,967,915.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,871,830.59	Master Servicing Fee	8,908.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,900.64
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	549.79
ARD Interest	0.00	Operating Advisor Fee	1,033.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,871,830.59	Total Fees	16,891.80

Principal		Expenses/Reimbursements
Scheduled Principal	276,060.36	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,836,916.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,112,976.36	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,854,938.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,112,976.36
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,967,915.13
Total Funds Collected	5,984,806.95	Total Funds Distributed	5,984,806.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,276,933,482.36	1,276,933,482.36	Beginning Certificate Balance	1,276,933,482.23
(-) Scheduled Principal Collections	276,060.36	276,060.36	(-) Principal Distributions	2,112,976.36
(-) Unscheduled Principal Collections	1,836,916.00	1,836,916.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,274,820,506.00	1,274,820,506.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,276,954,574.94	1,276,954,574.94	Ending Certificate Balance	1,274,820,505.87
Ending Actual Collateral Balance	1,274,900,609.89	1,274,900,609.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	50,800,000.00	3.98%	68	3.2275	NAP	Defeased	2	50,800,000.00	3.98%	68	3.2275	NAP
10,000,000 or less	16	96,902,648.27	7.60%	74	3.7589	2.840177	1.60 or less	5	66,511,220.04	5.22%	73	3.9601	1.278302
10,000,001 to 20,000,000	15	223,862,114.85	17.56%	74	3.5368	2.720409	1.61 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	7	170,034,858.88	13.34%	74	3.5587	2.742877	1.81 to 2.00	6	177,776,070.60	13.95%	74	3.7845	1.893554
30,000,001 to 40,000,000	5	177,200,000.00	13.90%	74	3.1809	3.638693	2.01 to 2.20	4	86,934,899.08	6.82%	73	3.5046	2.084446
40,000,001 to 60,000,000	5	256,615,000.00	20.13%	74	3.6174	2.543715	2.21 to 2.40	6	165,953,594.83	13.02%	74	3.5423	2.268853
60,000,001 to 70,000,000	2	125,805,884.00	9.87%	74	3.7538	2.230823	2.41 or greater	31	726,844,721.45	57.02%	74	3.4334	3.350744
70,000,001 to 80,000,000	1	73,600,000.00	5.77%	73	3.4500	2.270000	Totals	54	1,274,820,506.00	100.00%	73	3.5207	2.799574
80,000,001 or greater	1	100,000,000.00	7.84%	71	3.4500	3.190000
Totals	54	1,274,820,506.00	100.00%	73	3.5207	2.799574
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	50,800,000.00	3.98%	68	3.2275	NAP	Totals	100	1,274,820,506.00	100.00%	73	3.5207	2.799574
California	17	533,504,154.13	41.85%	73	3.4351	2.681769
									Property Type³
Colorado	1	54,500,000.00	4.28%	74	3.5980	2.220000
Florida	2	12,372,718.80	0.97%	74	4.1246	2.300309		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	19,417,938.79	1.52%	74	3.8827	2.634035		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	34,436,714.28	2.70%	74	3.6659	3.133445	Defeased	9	50,800,000.00	3.98%	68	3.2275	NAP
Indiana	5	29,320,087.07	2.30%	74	2.7314	5.042381	Industrial	12	81,278,026.91	6.38%	74	2.7081	4.991490
Iowa	1	4,456,124.36	0.35%	74	2.6533	5.190000	Lodging	4	58,705,479.93	4.60%	74	3.8627	2.122961
Kentucky	1	5,635,283.36	0.44%	74	2.6533	5.190000	Mixed Use	1	6,250,000.00	0.49%	75	4.0900	2.330000
Louisiana	6	10,329,200.00	0.81%	74	3.6580	2.610000	Multi-Family	16	316,015,000.00	24.79%	74	3.6681	2.222266
Maryland	1	4,044,789.86	0.32%	74	2.6533	5.190000	Office	13	452,390,900.49	35.49%	73	3.4402	2.605258
Michigan	3	28,282,592.73	2.22%	74	3.8966	1.768620	Other	2	30,125,000.00	2.36%	74	3.4090	2.706266
Missouri	1	8,459,780.57	0.66%	74	2.6533	5.190000	Retail	38	261,002,379.87	20.47%	74	3.6858	2.586527
New Jersey	1	24,401,766.15	1.91%	75	3.4500	1.820000	Self Storage	5	18,253,718.80	1.43%	74	3.9237	3.170122
New Mexico	2	13,019,437.52	1.02%	74	4.1730	1.150000	Totals	100	1,274,820,506.00	100.00%	73	3.5207	2.799574
New York	8	163,880,876.03	12.86%	74	3.4320	2.071890
North Carolina	5	42,288,739.19	3.32%	73	3.9936	1.702836
Ohio	1	12,957,038.36	1.02%	74	2.6533	5.190000
Oklahoma	5	51,715,000.00	4.06%	75	4.1900	2.620000
Pennsylvania	4	18,705,797.21	1.47%	74	3.5063	2.999569
South Carolina	1	36,000,000.00	2.82%	73	3.8250	2.450000
Texas	7	41,592,994.88	3.26%	74	3.7905	2.992566
Utah	1	3,350,000.00	0.26%	74	3.8000	2.160000
Virginia	3	36,671,672.71	2.88%	75	3.4295	3.421156
Wisconsin	6	34,677,800.00	2.72%	74	3.8770	2.415063

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	50,800,000.00	3.98%	68	3.2275	NAP	Defeased	2	50,800,000.00	3.98%	68	3.2275	NAP
	3.24900% or less	8	180,000,000.00	14.12%	74	2.8582	4.412605	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.49900%	10	398,857,642.18	31.29%	73	3.3784	2.802029	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50000% to 3.99900%	25	523,151,671.58	41.04%	74	3.7400	2.335975	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% or greater	9	122,011,192.24	9.57%	75	4.1446	2.302307	37 months to 48 months	51	1,124,020,506.00	88.17%	74	3.5402	2.754270
	Totals	54	1,274,820,506.00	100.00%	73	3.5207	2.799574	49 months or greater	1	100,000,000.00	7.84%	71	3.4500	3.190000
								Totals	54	1,274,820,506.00	100.00%	73	3.5207	2.799574
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	50,800,000.00	3.98%	68	3.2275	NAP	Defeased	2	50,800,000.00	3.98%	68	3.2275	NAP
	119 months or less	52	1,224,020,506.00	96.02%	74	3.5328	2.789868	Interest Only	34	943,061,884.00	73.98%	74	3.4220	2.986766
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	1	14,051,198.05	1.10%	74	4.0600	1.980000
	Totals	54	1,274,820,506.00	100.00%	73	3.5207	2.799574	300 months or greater	17	266,907,423.95	20.94%	74	3.8965	2.136806
								Totals	54	1,274,820,506.00	100.00%	73	3.5207	2.799574
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	50,800,000.00	3.98%	68	3.2275	NAP			No outstanding loans in this group
Underwriter's Information		8	181,074,899.08	14.20%	74	3.0269	4.192186
	12 months or less	44	1,042,945,606.92	81.81%	74	3.6207	2.546400
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	1,274,820,506.00	100.00%	73	3.5207	2.799574
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453012226	OF	Los Angeles	CA	Actual/360	3.005%	48,510.16	0.00	0.00	N/A	11/09/29	--	18,750,000.00	18,750,000.00	09/09/23
1A	453012229				Actual/360	3.005%	51,744.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	09/09/23
1B	453012230				Actual/360	3.005%	35,574.11	0.00	0.00	N/A	11/09/29	--	13,750,000.00	13,750,000.00	09/09/23
1C	453012231				Actual/360	3.005%	25,872.08	0.00	0.00	N/A	11/09/29	--	10,000,000.00	10,000,000.00	09/09/23
1D	310953489				Actual/360	3.005%	48,510.16	0.00	0.00	N/A	11/09/29	--	18,750,000.00	18,750,000.00	09/09/23
1E	310953495				Actual/360	3.005%	61,446.20	0.00	0.00	N/A	11/09/29	--	23,750,000.00	23,750,000.00	09/09/23
2	300801972	MF	Long Island City	NY	Actual/360	3.250%	139,930.56	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	09/10/23
2A	310953020				Actual/360	3.250%	139,930.56	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	09/10/23
3	300801959	OF	San Francisco	CA	Actual/360	3.450%	297,083.33	0.00	0.00	08/01/29	08/01/34	--	100,000,000.00	100,000,000.00	09/01/23
4	453012233	IN	Various	Various	Actual/360	2.653%	81,702.72	0.00	0.00	N/A	11/07/29	--	35,760,000.00	35,760,000.00	09/07/23
4A	300801993				Actual/360	2.653%	89,653.66	0.00	0.00	N/A	11/07/29	--	39,240,000.00	39,240,000.00	09/07/23
5	310951159	OF	Beverly Hills	CA	Actual/360	3.450%	218,653.33	0.00	0.00	N/A	10/11/29	--	73,600,000.00	73,600,000.00	09/11/23
6	310945075	OF	Norwalk	CA	Actual/360	3.845%	219,517.46	1,836,916.00	0.00	N/A	11/11/29	--	66,300,000.00	64,463,084.00	09/11/23
7	300801991	Various Various		Various	Actual/360	3.658%	193,226.41	0.00	0.00	N/A	11/01/29	--	61,342,800.00	61,342,800.00	09/01/23
8	310952491	MF	Denver	CO	Actual/360	3.598%	168,856.14	0.00	0.00	N/A	11/11/29	--	54,500,000.00	54,500,000.00	09/11/23
9	1958227	MF	Various	OK	Actual/360	4.190%	186,590.59	0.00	0.00	N/A	12/01/29	--	51,715,000.00	51,715,000.00	09/01/23
10	1958421	MF	Bronx	NY	Actual/360	3.780%	164,052.00	0.00	0.00	N/A	12/01/29	--	50,400,000.00	50,400,000.00	09/01/23
11	310951801	SS	Various	GA	Actual/360	3.190%	108,916.35	0.00	0.00	N/A	05/11/29	--	39,650,000.00	39,650,000.00	09/11/23
12	1959494	MF	North Charleston	SC	Actual/360	3.825%	118,575.00	0.00	0.00	N/A	10/01/29	--	36,000,000.00	36,000,000.00	09/01/23
13	300802003	Various Sacramento		CA	Actual/360	3.363%	101,357.08	0.00	0.00	N/A	11/01/29	--	35,000,000.00	35,000,000.00	09/01/23
14	310951554	RT	Pacoima	CA	Actual/360	3.502%	94,087.07	0.00	0.00	N/A	11/01/29	--	31,200,000.00	31,200,000.00	09/01/23
15	322900015	RT	Union City	CA	Actual/360	3.825%	92,225.00	0.00	0.00	N/A	11/01/29	--	28,000,000.00	28,000,000.00	09/01/23
16	300802004	RT	Santa Ana	CA	Actual/360	3.300%	71,752.08	0.00	0.00	N/A	11/01/29	--	25,250,000.00	25,250,000.00	09/01/23
17	453012260	RT	Various	Various	Actual/360	3.670%	79,006.94	0.00	0.00	N/A	10/01/29	--	25,000,000.00	25,000,000.00	09/01/23
18	300802010	OF	Cherry Hill	NJ	Actual/360	3.450%	72,606.01	37,842.92	0.00	N/A	12/01/29	--	24,439,609.07	24,401,766.15	08/01/23
19	600949835	RT	Shelby Township	MI	Actual/360	3.970%	74,079.97	36,517.35	0.00	N/A	11/11/29	--	21,669,610.08	21,633,092.73	09/11/23
20	1957448	LO	Richmond	VA	Actual/360	3.705%	70,189.17	0.00	0.00	N/A	12/01/29	--	22,000,000.00	22,000,000.00	09/01/23
21	300801950	LO	Charlotte	NC	Actual/360	3.900%	65,441.33	33,608.99	0.00	N/A	09/01/29	--	19,486,251.05	19,452,642.06	09/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	1959270	RT	Houston	TX	Actual/360	3.925%	59,232.07	0.00	0.00	N/A	12/01/29	--	17,525,000.00	17,525,000.00	09/01/23
23	310951987	OF	Winston Salem	NC	Actual/360	4.060%	49,240.23	33,088.86	0.00	N/A	11/11/29	--	14,084,286.91	14,051,198.05	09/11/23
24	300801981	OF	Folsom	CA	Actual/360	3.528%	42,792.43	25,700.16	0.00	N/A	11/01/29	--	14,085,722.56	14,060,022.40	09/01/23
25	322900025	98	Bloomington	CA	Actual/360	3.409%	44,399.86	0.00	0.00	N/A	11/01/29	--	15,125,000.00	15,125,000.00	09/01/23
26	322900026	98	Indio	CA	Actual/360	3.409%	44,032.92	0.00	0.00	N/A	11/01/29	--	15,000,000.00	15,000,000.00	09/01/23
27	610948682	Various Santa Fe		NM	Actual/360	4.173%	46,860.33	21,168.38	0.00	N/A	11/11/29	--	13,040,605.90	13,019,437.52	07/11/23
28	300802011	LO	Grovetown	GA	Actual/360	4.032%	40,578.69	19,472.84	0.00	N/A	11/01/29	--	11,687,411.63	11,667,938.79	09/01/23
29	1958667	OF	Glenview	IL	Actual/360	3.640%	37,080.48	0.00	0.00	N/A	11/01/29	--	11,830,000.00	11,830,000.00	09/01/23
30	300801989	RT	Howard Beach	NY	Actual/360	3.404%	30,779.17	19,581.13	0.00	N/A	11/01/29	--	10,500,457.16	10,480,876.03	09/01/23
31	300801990	MF	Phoenix	AZ	Actual/360	3.361%	32,270.27	0.00	0.00	N/A	07/01/29	--	11,150,000.00	11,150,000.00	09/01/23
32	322900032	MF	Milwaukee	WI	Actual/360	4.190%	37,523.78	0.00	0.00	N/A	12/01/29	--	10,400,000.00	10,400,000.00	09/01/23
33	410950865	RT	Los Banos	CA	Actual/360	3.800%	29,092.22	15,612.59	0.00	N/A	09/11/29	--	8,890,660.32	8,875,047.73	09/11/23
34	410947769	RT	Cicero	IL	Actual/360	3.696%	28,494.55	14,060.70	0.00	N/A	11/11/29	--	8,953,043.36	8,938,982.66	09/11/23
35	1958645	RT	Oxnard	CA	Actual/360	3.830%	29,682.50	0.00	0.00	N/A	12/01/29	--	9,000,000.00	9,000,000.00	09/01/23
36	410952153	MF	Pewaukee	WI	Actual/360	3.832%	26,398.22	0.00	0.00	N/A	11/11/29	--	8,000,000.00	8,000,000.00	09/11/23
37	600951819	SS	Vero Beach	FL	Actual/360	4.160%	21,968.87	10,030.69	0.00	N/A	10/11/29	--	6,132,749.49	6,122,718.80	09/11/23
38	1959229	MU	Miami Beach	FL	Actual/360	4.090%	22,012.15	0.00	0.00	N/A	12/05/29	--	6,250,000.00	6,250,000.00	09/05/23
39	300802005	LO	Sanford	NC	Actual/360	4.000%	19,269.17	9,375.75	0.00	N/A	11/01/29	--	5,594,274.83	5,584,899.08	09/01/23
40	1958940	RT	Cedar Park	TX	Actual/360	3.785%	18,040.26	0.00	0.00	N/A	11/01/29	--	5,535,000.00	5,535,000.00	09/01/23
41	300801992	SS	Bakersfield	CA	Actual/360	3.506%	16,302.90	0.00	0.00	N/A	11/01/29	--	5,400,000.00	5,400,000.00	09/01/23
42	410951837	OF	Leesburg	VA	Actual/360	3.695%	16,274.94	0.00	0.00	N/A	11/11/29	--	5,115,000.00	5,115,000.00	09/11/23
43	410952152	MF	Brookfield	WI	Actual/360	3.792%	16,326.67	0.00	0.00	N/A	11/11/29	--	5,000,000.00	5,000,000.00	09/11/23
44	410952188	SS	Santa Maria	CA	Actual/360	3.848%	11,700.16	0.00	0.00	N/A	11/11/29	--	3,531,000.00	3,531,000.00	09/11/23
45	1959024	RT	West Valley City	UT	Actual/360	3.800%	10,961.94	0.00	0.00	N/A	11/01/29	--	3,350,000.00	3,350,000.00	09/01/23
46	1959131	SS	Wilmington	NC	Actual/360	4.260%	11,738.67	0.00	0.00	N/A	12/01/29	--	3,200,000.00	3,200,000.00	09/01/23
47	1958675	RT	Jackson Heights	NY	Actual/360	3.750%	9,687.50	0.00	0.00	N/A	12/01/29	--	3,000,000.00	3,000,000.00	09/01/23
Totals							3,871,830.59	2,112,976.36	0.00				1,276,933,482.36	1,274,820,506.00
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	113,644,415.20	60,547,584.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	49,622,127.00	33,991,877.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	57,958,467.00	30,498,250.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	29,656,115.71	16,287,489.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,548,661.26	2,578,346.89	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,252,589.76	2,519,432.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,113,506.43	3,056,752.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,939,201.28	2,231,871.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,625,567.97	2,994,370.93	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,694,770.00	1,908,520.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,004,187.28	858,068.56	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,910,187.36	1,213,624.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,892,645.33	728,673.30	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,437,141.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,004,520.25	1,640,496.87	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	15,199,612.47	7,411,316.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,603,162.48	616,803.29	01/01/23	03/31/23	--	0.00	0.00	110,343.70	110,343.70	0.00	0.00
19	2,116,966.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,522,866.74	2,628,700.13	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,609,323.64	1,539,290.11	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,480,145.66	1,020,112.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,908,344.05	1,043,082.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,750,386.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,498,655.00	791,556.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,284,884.01	627,675.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,056,608.20	0.00	--	--	--	0.00	0.00	67,554.16	135,270.72	0.00	0.00
28	2,000,111.02	2,085,939.48	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,440,403.83	847,031.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,284,700.27	718,993.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	841,652.00	428,428.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	745,604.30	373,816.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,298,177.47	683,189.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,023,781.51	534,947.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	848,260.36	437,491.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	953,590.00	438,784.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	524,926.55	317,104.14	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	823,886.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	991,231.58	498,532.99	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	577,394.77	307,011.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	447,854.31	257,549.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	207,260.83	101,636.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	278,141.24	139,842.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	422,570.00	244,445.17	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	570,444.82	246,538.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	349,615,049.73	185,395,179.59				0.00	0.00	177,897.86	245,614.42	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	310945075	1,836,916.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,836,916.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
09/15/23	1	13,019,437.52	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	1	1,836,916.00	0		0.00	3.520653%	3.505288%	73
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521185%	3.505823%	74
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521250%	3.505887%	75
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521320%	3.505955%	76
05/17/23	1	24,554,802.29	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521384%	3.506019%	77
04/17/23	1	24,594,541.91	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521453%	3.506086%	78
03/17/23	1	24,631,813.83	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521517%	3.506150%	80
02/17/23	1	24,676,048.70	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521593%	3.506225%	81
01/18/23	2	37,907,289.42	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521657%	3.506287%	82
12/16/22	1	24,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521720%	3.506350%	83
11/18/22	0	0.00	1	24,750,000.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521790%	3.506418%	84
10/17/22	2	38,007,141.02	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.521855%	3.506482%	85
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
18	300802010	08/01/23	0	B	110,343.70	110,343.70		0.00	24,439,609.08
27	610948682	07/11/23	1	1	67,554.16	135,270.72		0.00	13,061,698.48
Totals					177,897.86	245,614.42		0.00	37,501,307.56
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		1,274,820,506	1,261,801,068		13,019,438		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Sep-23	1,274,820,506	1,261,801,068	13,019,438		0	0	0
Aug-23	1,276,933,482	1,276,933,482	0		0	0	0
Jul-23	1,277,208,637	1,277,208,637	0		0	0	0
Jun-23	1,277,499,706	1,277,499,706	0		0	0	0
May-23	1,277,773,001	1,253,218,199	24,554,802		0	0	0
Apr-23	1,278,062,278	1,253,467,736	24,594,542		0	0	0
Mar-23	1,278,333,727	1,253,701,913	24,631,814		0	0	0
Feb-23	1,278,655,105	1,253,979,057	24,676,049		0	0	0
Jan-23	1,278,924,609	1,241,017,319	37,907,289		0	0	0
Dec-22	1,279,193,228	1,254,443,228	24,750,000		0	0	0
Nov-22	1,279,438,812	1,254,688,812	0	24,750,000		0	0
Oct-22	1,279,668,920	1,241,661,779	38,007,141		0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	453012260	25,000,000.00	3.67000%	25,000,000.00 3.67000%		10	06/30/20	05/01/20	08/11/20
Totals		25,000,000.00		25,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention
Pursuant to the PSA, the Credit Risk Retention Agreement and the EU Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" or the
"EU Risk Retention" tab, as applicable for the BANK 2019-BNK23 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant or the EU Hedging Covenant, as applicable.
Investors should refer to the Certificate Administrator's website for all such information.

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